Patents (Tables)	12 Months Ended
Oct. 31, 2020
Intangible assets and goodwill [abstract]
Disclosure of detailed information about patents [Table Text Block]

	November 1,			November 1,		October 31,
	2018	Additions	Impairment	2019	Additions	2020
Cost	$904,431	$—	$(223,143)	$681,288	$—	$681,288
Accumulated amortization	508,326	152,962	—	661,288	8,123	669,411
Net book value	$396,105			$20,000		$11,877